JPMorgan Diversified Return International Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 11.6%
AGL Energy Ltd.	197,699	1,116,593
Altium Ltd.	24,335	781,782
Alumina Ltd. *	448,491	337,406
Ampol Ltd.	46,591	1,101,993
Ansell Ltd.	50,413	792,887
ANZ Group Holdings Ltd.	23,496	414,572
APA Group	103,643	573,259
Aurizon Holdings Ltd.	117,109	288,678
BHP Group Ltd.	39,475	1,207,699
BlueScope Steel Ltd.	16,349	249,622
CAR Group Ltd.	20,156	432,776
Charter Hall Group, REIT	35,476	276,702
Cochlear Ltd.	6,116	1,213,714
Coles Group Ltd.	141,367	1,467,019
CSR Ltd.	233,882	1,053,164
Dexus, REIT	200,357	1,013,940
EBOS Group Ltd.	10,558	241,782
Fortescue Ltd.	71,649	1,384,742
Glencore plc	242,718	1,284,211
Goodman Group, REIT	77,349	1,283,930
GPT Group (The), REIT	370,651	1,120,246
Harvey Norman Holdings Ltd.	236,617	679,992
Iluka Resources Ltd.	30,746	143,602
Incitec Pivot Ltd.	240,965	420,817
JB Hi-Fi Ltd.	34,860	1,296,879
Lottery Corp. Ltd. (The)	297,301	975,856
Metcash Ltd.	324,094	768,804
New Hope Corp. Ltd.	191,163	668,619
Origin Energy Ltd.	158,514	884,699
Pilbara Minerals Ltd.	102,407	233,249
Ramsay Health Care Ltd.	16,591	553,120
REA Group Ltd.	3,622	431,984
Rio Tinto Ltd.	14,426	1,241,320
Rio Tinto plc	20,277	1,403,562
Santos Ltd.	228,543	1,155,043
Seven Group Holdings Ltd.	13,167	308,175
Sonic Healthcare Ltd.	55,124	1,149,346
South32 Ltd.	317,650	687,782
Stockland, REIT	513,431	1,516,219
Tabcorp Holdings Ltd.	498,491	258,973
Telstra Group Ltd.	542,941	1,431,917
Treasury Wine Estates Ltd.	75,015	526,014
Vicinity Ltd., REIT	811,058	1,076,604
Wesfarmers Ltd.	37,103	1,404,606
Whitehaven Coal Ltd.	291,303	1,592,481
WiseTech Global Ltd.	18,122	853,204
Woodside Energy Group Ltd.	52,942	1,107,347

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Woolworths Group Ltd.	61,193	1,437,116
Yancoal Australia Ltd.	107,184	418,133
		42,262,180
Austria — 0.5%
Mondi plc	60,587	1,085,696
OMV AG	14,306	636,780
		1,722,476
Belgium — 0.2%
Anheuser-Busch InBev SA	4,824	298,401
D'ieteren Group	335	67,674
Solvay SA	3,860	105,565
Syensqo SA *	4,488	400,092
		871,732
Brazil — 0.3%
Yara International ASA	27,639	913,543
Burkina Faso — 0.1%
Endeavour Mining plc	21,662	384,802
Cambodia — 0.0% ^
NagaCorp Ltd. *	68,945	23,218
Chile — 0.5%
Antofagasta plc	74,284	1,619,039
China — 1.0%
Budweiser Brewing Co. APAC Ltd. (a)	431,006	679,327
Chow Tai Fook Jewellery Group Ltd.	115,357	156,273
Lenovo Group Ltd.	1,144,000	1,197,849
SITC International Holdings Co. Ltd.	100,917	153,126
Wilmar International Ltd.	389,300	953,274
Xinyi Glass Holdings Ltd.	396,000	328,294
		3,468,143
Denmark — 0.8%
Carlsberg A/S, Class B	8,697	1,119,021
DSV A/S	274	49,021
Novo Nordisk A/S, Class B	13,821	1,579,802
		2,747,844
Finland — 0.8%
Elisa OYJ	16,886	769,351
Kesko OYJ, Class B	34,910	681,779
Orion OYJ, Class B	6,912	318,213
Stora Enso OYJ, Class R	24,764	315,116
UPM-Kymmene OYJ	26,152	951,206
		3,035,665
France — 5.0%
Air Liquide SA	2,066	386,618
Arkema SA	8,032	874,147

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Capgemini SE	6,767	1,504,449
Carrefour SA	75,938	1,296,436
Covivio SA, REIT	8,759	424,145
Credit Agricole SA	63,327	907,150
Danone SA	22,106	1,472,782
Eiffage SA	12,210	1,277,534
Engie SA	46,125	736,730
EssilorLuxottica SA	1,117	218,902
Gecina SA, REIT	9,773	1,077,831
Klepierre SA, REIT	51,043	1,321,538
Orange SA	103,393	1,229,542
Pernod Ricard SA	4,563	748,266
Publicis Groupe SA	13,758	1,378,463
TotalEnergies SE	20,770	1,347,466
Unibail-Rodamco-Westfield, REIT *	3,576	256,058
Vinci SA	10,014	1,264,992
Vivendi SE	35,705	402,380
		18,125,429
Germany — 2.5%
Bayerische Motoren Werke AG	10,382	1,080,279
Brenntag SE	5,666	500,931
Covestro AG * (a)	5,625	297,031
Deutsche Telekom AG (Registered)	58,224	1,429,273
E.ON SE	24,068	325,623
Fresenius Medical Care AG	22,196	857,867
Hannover Rueck SE	1,593	381,869
Heidelberg Materials AG	3,375	311,663
Hella GmbH & Co. KGaA	2,905	257,747
Infineon Technologies AG	4,373	159,426
Mercedes-Benz Group AG	17,525	1,183,162
Merck KGaA	3,922	643,504
SAP SE	8,828	1,529,420
Telefonica Deutschland Holding AG	93,799	237,783
		9,195,578
Hong Kong — 2.9%
ASMPT Ltd.	54,800	528,841
CK Asset Holdings Ltd.	76,766	346,395
CK Infrastructure Holdings Ltd.	233,500	1,386,720
CLP Holdings Ltd.	135,000	1,073,714
Hong Kong & China Gas Co. Ltd.	622,393	442,912
Hutchison Port Holdings Trust	1,338,600	200,466
MTR Corp. Ltd.	14,000	45,546
New World Development Co. Ltd.	57,750	70,781
Orient Overseas International Ltd.	65,500	977,797
PCCW Ltd.	1,458,000	754,154
Power Assets Holdings Ltd.	234,500	1,373,041
Sun Hung Kai Properties Ltd.	85,000	793,338

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Swire Pacific Ltd., Class A	106,500	823,994
United Energy Group Ltd.	4,906,000	521,363
WH Group Ltd. (a)	1,746,743	1,030,570
Yue Yuen Industrial Holdings Ltd.	162,000	152,771
		10,522,403
Indonesia — 0.0% ^
First Pacific Co. Ltd.	274,000	104,075
Ireland — 0.1%
Smurfit Kappa Group plc	10,087	375,890
Italy — 2.4%
A2A SpA	353,799	701,465
Assicurazioni Generali SpA	23,931	533,827
Banca Mediolanum SpA	30,938	316,611
Coca-Cola HBC AG	49,562	1,456,962
Eni SpA	66,563	1,061,103
Infrastrutture Wireless Italiane SpA (a)	8,904	107,668
Italgas SpA	162,910	928,815
Poste Italiane SpA (a)	79,038	857,060
Recordati Industria Chimica e Farmaceutica SpA	13,530	746,779
Terna - Rete Elettrica Nazionale	89,289	752,889
UniCredit SpA	48,975	1,434,578
		8,897,757
Japan — 29.0%
Activia Properties, Inc., REIT	159	433,015
Advance Residence Investment Corp., REIT	131	288,482
Advantest Corp.	10,800	429,817
Aeon Mall Co. Ltd.	18,500	228,994
AEON REIT Investment Corp., REIT	373	351,471
Ajinomoto Co., Inc.	33,500	1,375,676
Alfresa Holdings Corp.	43,500	713,354
Anritsu Corp.	57,500	455,322
Asahi Group Holdings Ltd.	24,800	921,766
Astellas Pharma, Inc.	90,700	1,055,973
Canon Marketing Japan, Inc.	25,500	775,841
Canon, Inc.	53,100	1,462,753
Capcom Co. Ltd.	32,000	1,220,441
Chubu Electric Power Co., Inc.	101,500	1,316,728
Chugai Pharmaceutical Co. Ltd.	39,700	1,428,018
COMSYS Holdings Corp.	37,500	821,066
Cosmo Energy Holdings Co. Ltd.	37,000	1,536,726
Dai Nippon Printing Co. Ltd.	10,200	295,187
Daito Trust Construction Co. Ltd.	12,400	1,410,507
Daiwa House REIT Investment Corp., REIT	133	234,998
Daiwa Securities Group, Inc.	159,000	1,139,532
Dowa Holdings Co. Ltd.	10,600	369,678
Electric Power Development Co. Ltd.	81,700	1,372,357

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
ENEOS Holdings, Inc.	300,000	1,211,566
Fuji Media Holdings, Inc.	5,700	67,526
FUJIFILM Holdings Corp.	19,700	1,248,683
Hachijuni Bank Ltd. (The)	71,100	387,489
Hikari Tsushin, Inc.	5,900	1,028,074
Hoya Corp.	1,500	190,544
Hulic Co. Ltd.	102,200	1,128,528
Idemitsu Kosan Co. Ltd.	44,785	248,690
Inpex Corp.	98,100	1,333,421
Invincible Investment Corp., REIT	614	252,416
ITOCHU Corp.	35,200	1,597,521
Iwatani Corp.	13,500	603,268
Japan Metropolitan Fund Invest, REIT	1,118	758,947
Japan Post Holdings Co. Ltd.	131,300	1,256,893
Japan Post Insurance Co. Ltd.	61,100	1,143,907
Japan Real Estate Investment Corp., REIT	9	34,502
Japan Tobacco, Inc.	53,800	1,418,027
JFE Holdings, Inc.	43,800	691,550
Kajima Corp.	15,100	269,488
Kaneka Corp.	1,600	38,908
Kansai Electric Power Co., Inc. (The)	94,900	1,294,639
Kawasaki Kisen Kaisha Ltd.	22,400	1,091,413
KDDI Corp.	45,600	1,510,959
Kinden Corp.	18,600	309,961
Kobe Steel Ltd.	118,200	1,632,092
K's Holdings Corp.	59,500	540,747
Kuraray Co. Ltd.	37,200	390,294
Kyowa Kirin Co. Ltd.	36,500	574,947
Kyushu Electric Power Co., Inc. *	77,800	582,654
Lawson, Inc.	22,100	1,264,962
Mani, Inc.	13,700	190,323
Marubeni Corp.	81,600	1,391,824
MatsukiyoCocokara & Co.	64,700	1,176,038
Mebuki Financial Group, Inc.	79,600	238,258
Medipal Holdings Corp.	45,700	729,417
MEIJI Holdings Co. Ltd.	40,700	984,314
Mitsubishi Chemical Group Corp.	111,600	672,919
Mitsubishi Corp.	57,600	992,733
Mitsubishi Gas Chemical Co., Inc.	20,700	338,049
Mitsubishi HC Capital, Inc.	213,100	1,510,975
Mitsubishi UFJ Financial Group, Inc.	117,100	1,096,823
Mitsui & Co. Ltd.	36,100	1,464,117
Mitsui Fudosan Co. Ltd.	47,400	1,189,919
Mitsui Mining & Smelting Co. Ltd.	27,200	840,896
Morinaga Milk Industry Co. Ltd.	8,900	182,259
MS&AD Insurance Group Holdings, Inc.	17,000	702,011
Nifco, Inc.	3,900	101,208
Nintendo Co. Ltd.	27,100	1,514,102

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Nippon Shinyaku Co. Ltd.	4,400	155,443
Nippon Shokubai Co. Ltd.	5,500	206,911
Nippon Steel Corp. (b)	60,600	1,458,319
Nippon Telegraph & Telephone Corp.	1,213,800	1,524,235
Nippon Yusen KK	33,000	1,137,208
Nisshin Seifun Group, Inc.	6,200	86,485
Nissin Foods Holdings Co. Ltd.	32,300	1,044,949
Niterra Co. Ltd.	48,600	1,308,731
Nitto Denko Corp.	16,300	1,352,213
NOF Corp.	7,100	320,663
Nomura Real Estate Holdings, Inc.	54,300	1,485,958
Nomura Real Estate Master Fund, Inc., REIT	537	587,621
Obayashi Corp.	44,000	407,288
Ono Pharmaceutical Co. Ltd.	50,700	913,824
Open House Group Co. Ltd.	5,100	159,488
ORIX Corp.	23,700	457,630
Osaka Gas Co. Ltd.	62,300	1,311,842
Otsuka Holdings Co. Ltd.	36,000	1,415,099
Rohto Pharmaceutical Co. Ltd.	23,600	482,895
Sankyo Co. Ltd.	16,100	984,782
Santen Pharmaceutical Co. Ltd.	55,800	563,710
Sapporo Holdings Ltd.	3,700	171,084
Sawai Group Holdings Co. Ltd.	7,900	299,015
SCREEN Holdings Co. Ltd.	19,000	1,863,127
SCSK Corp.	26,100	512,464
Seiko Epson Corp.	33,800	493,392
Sekisui Chemical Co. Ltd.	24,400	348,372
Sekisui House Ltd. (b)	38,400	866,849
Sekisui House REIT, Inc., REIT	637	338,813
Shimamura Co. Ltd.	3,700	405,922
Shionogi & Co. Ltd.	22,500	1,079,920
Ship Healthcare Holdings, Inc.	6,300	95,614
Skylark Holdings Co. Ltd.	30,400	495,950
SoftBank Corp.	115,000	1,527,872
SoftBank Group Corp.	21,200	915,217
Sojitz Corp.	62,420	1,473,201
Sugi Holdings Co. Ltd.	6,800	324,902
SUMCO Corp.	25,000	379,011
Sumitomo Mitsui Financial Group, Inc.	28,600	1,487,583
Suntory Beverage & Food Ltd.	20,100	655,758
Suzuken Co. Ltd.	6,000	186,246
Takeda Pharmaceutical Co. Ltd.	45,400	1,334,328
Teijin Ltd.	19,000	174,788
TIS, Inc.	3,300	73,398
Toho Gas Co. Ltd.	13,100	263,178
Tohoku Electric Power Co., Inc.	135,300	903,236
Tokyo Electron Ltd.	8,700	1,614,480
Tokyo Gas Co. Ltd.	60,200	1,382,907

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Tokyo Tatemono Co. Ltd.	71,400	1,100,412
Tokyu Fudosan Holdings Corp.	220,500	1,474,611
Tosoh Corp.	21,000	270,788
Toyo Suisan Kaisha Ltd.	20,100	1,046,637
Toyota Boshoku Corp.	13,900	229,035
Trend Micro, Inc. *	10,200	583,535
Tsumura & Co.	19,700	356,416
UBE Corp.	37,300	620,132
United Urban Investment Corp., REIT	440	445,512
USS Co. Ltd.	43,700	826,429
Yakult Honsha Co. Ltd.	22,500	491,436
Yamada Holdings Co. Ltd.	75,000	229,094
Yamaguchi Financial Group, Inc.	3,400	32,317
Yamaha Motor Co. Ltd.	148,600	1,404,531
Yokohama Rubber Co. Ltd. (The)	31,700	750,266
		105,949,575
Jordan — 0.3%
Hikma Pharmaceuticals plc	49,276	1,202,189
Luxembourg — 0.1%
RTL Group SA	11,381	437,376
Mexico — 0.1%
Fresnillo plc	61,517	411,467
Netherlands — 3.1%
ABN AMRO Bank NV, CVA (a)	50,801	747,658
ASML Holding NV	1,197	1,038,503
ASR Nederland NV	25,833	1,217,419
BE Semiconductor Industries NV	9,693	1,456,648
Heineken Holding NV	12,300	1,032,064
Koninklijke Ahold Delhaize NV	48,903	1,375,307
Koninklijke KPN NV	409,035	1,391,432
NN Group NV	7,844	321,512
OCI NV	1,650	47,131
Shell plc	40,064	1,242,077
Wolters Kluwer NV	10,154	1,496,873
		11,366,624
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	61,021	881,330
Spark New Zealand Ltd.	324,157	1,053,119
		1,934,449
Norway — 1.0%
Aker BP ASA	94	2,495
DNB Bank ASA	17,303	336,366
Equinor ASA	32,911	941,817
Mowi ASA	18,793	338,280
Norsk Hydro ASA	147,590	864,952

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Orkla ASA	69,739	546,274
Telenor ASA	57,382	636,714
		3,666,898
Poland — 0.1%
ORLEN SA	29,972	467,337
Portugal — 0.4%
Galp Energia SGPS SA	18,541	291,868
Jeronimo Martins SGPS SA	47,222	1,073,985
		1,365,853
Russia — 0.0% ^
Evraz plc ‡ *	393,430	20,412
Singapore — 3.5%
CapitaLand Ascendas, REIT	662,942	1,436,747
CapitaLand Integrated Commercial Trust, REIT	872,208	1,300,259
ComfortDelGro Corp. Ltd.	314,100	326,691
DBS Group Holdings Ltd.	52,700	1,248,216
Genting Singapore Ltd.	398,200	299,050
Jardine Cycle & Carriage Ltd.	20,600	397,499
Keppel Ltd.	211,300	1,122,798
Mapletree Logistics Trust, REIT	212,900	244,809
Mapletree Pan Asia Commercial Trust, REIT	172,700	187,019
Oversea-Chinese Banking Corp. Ltd.	113,400	1,084,714
Sembcorp Industries Ltd.	343,600	1,446,037
Singapore Airlines Ltd.	255,400	1,267,622
Singapore Telecommunications Ltd.	56,800	101,362
STMicroelectronics NV	12,261	538,350
Suntec, REIT	959,000	847,783
Venture Corp. Ltd.	90,200	898,624
		12,747,580
South Africa — 0.2%
Anglo American plc	36,740	875,796
South Korea — 7.5%
CJ Logistics Corp. *	2,019	205,470
Daewoo Engineering & Construction Co. Ltd. *	7,383	21,712
DB Insurance Co. Ltd. *	6,011	396,521
DL Holdings Co. Ltd. *	2,218	93,337
Doosan Bobcat, Inc.	18,955	721,883
E-MART, Inc. *	567	32,991
F&F Co. Ltd. *	3,289	174,667
GS Engineering & Construction Corp. *	2,518	28,387
GS Holdings Corp. *	5,225	181,200
GS Retail Co. Ltd. *	19,492	325,308
Hana Financial Group, Inc.	37,988	1,358,354
Hankook Tire & Technology Co. Ltd. *	5,949	227,693
Hanmi Pharm Co. Ltd. *	1,820	441,563

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hanwha Aerospace Co. Ltd. *	13,474	1,391,506
Hanwha Corp. *	8,692	176,866
Hanwha Life Insurance Co. Ltd. *	90,250	204,881
HD Hyundai Infracore Co. Ltd. *	49,213	283,754
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,794	321,908
Hite Jinro Co. Ltd. *	3,023	47,481
Hyundai Department Store Co. Ltd. *	1,756	70,613
Hyundai Mobis Co. Ltd.	2,928	458,974
Industrial Bank of Korea *	83,742	785,702
KB Financial Group, Inc.	33,697	1,430,024
Kia Corp. *	20,266	1,556,653
Korea Gas Corp. *	14,503	286,792
Korea Investment Holdings Co. Ltd. *	2,609	119,795
Korean Air Lines Co. Ltd. *	22,916	385,285
KT&G Corp.	20,498	1,392,107
LG Corp. *	17,688	1,086,106
LG H&H Co. Ltd.	2,701	612,182
LG Innotek Co. Ltd.	5,069	722,971
LG Uplus Corp.	62,221	476,382
Mirae Asset Securities Co. Ltd. *	5,471	32,168
NAVER Corp.	866	129,140
NH Investment & Securities Co. Ltd. *	26,282	208,530
NongShim Co. Ltd.	1,699	481,079
Orion Corp.	8,824	610,312
POSCO Holdings, Inc.	3,322	1,054,005
Posco International Corp. *	21,822	856,574
Samsung Electronics Co. Ltd.	25,339	1,376,841
Samsung Engineering Co. Ltd. *	21,527	359,059
Samsung Fire & Marine Insurance Co. Ltd. *	3,493	691,194
Samsung SDS Co. Ltd.	1,909	217,093
Samsung Securities Co. Ltd.	15,566	437,531
Seegene, Inc.	11,617	219,881
SK Hynix, Inc.	13,820	1,383,944
SK Innovation Co. Ltd. *	2,150	187,359
S-Oil Corp.	8,501	432,193
Woori Financial Group, Inc.	141,764	1,469,860
Yuhan Corp. *	27,682	1,223,524
		27,389,355
Spain — 2.2%
Acciona SA	1,792	231,804
Enagas SA	36,312	591,151
Endesa SA	62,219	1,232,680
Iberdrola SA *	2,012	24,226
Iberdrola SA	113,366	1,365,036
Industria de Diseno Textil SA	15,755	673,643
Merlin Properties Socimi SA, REIT	45,049	458,744
Naturgy Energy Group SA	46,668	1,256,665

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Redeia Corp. SA	21,021	349,792
Repsol SA	46,476	686,371
Telefonica SA	255,474	1,039,481
		7,909,593
Sweden — 2.0%
Boliden AB	8,912	236,548
Castellum AB *	93,285	1,200,941
Fastighets AB Balder, Class B *	24,782	164,486
Getinge AB, Class B	17,291	369,632
H & M Hennes & Mauritz AB, Class B	30,929	436,370
Investor AB, Class B	16,592	390,655
Sagax AB, Class B	12,353	300,194
Securitas AB, Class B	95,415	926,867
Skanska AB, Class B	3,513	60,914
SSAB AB, Class B	139,271	1,063,816
Tele2 AB, Class B	115,272	982,813
Trelleborg AB, Class B	33,246	1,011,915
		7,145,151
Switzerland — 1.4%
Kuehne + Nagel International AG (Registered)	1,865	632,011
Novartis AG (Registered)	14,554	1,505,084
PSP Swiss Property AG (Registered)	1,857	247,161
Sandoz Group AG *	2,819	96,678
Sonova Holding AG (Registered)	1,714	547,789
Swiss Prime Site AG (Registered)	8,495	860,419
Swisscom AG (Registered)	2,204	1,318,618
		5,207,760
United Kingdom — 16.0%
3i Group plc	49,800	1,558,986
abrdn plc	279,388	594,380
Admiral Group plc	39,025	1,240,884
Associated British Foods plc	46,962	1,390,984
AstraZeneca plc	10,893	1,444,160
Auto Trader Group plc (a)	77,306	711,206
Aviva plc	194,926	1,064,019
B&M European Value Retail SA	187,760	1,230,527
BAE Systems plc	106,075	1,580,143
Barratt Developments plc	185,104	1,261,546
BP plc	154,175	900,446
British American Tobacco plc	44,441	1,310,281
British Land Co. plc (The), REIT	227,017	1,091,207
BT Group plc	713,520	1,010,867
Bunzl plc	30,178	1,226,427
Burberry Group plc	38,011	626,114
Centrica plc	729,006	1,275,797
CK Hutchison Holdings Ltd.	69,756	360,277

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Compass Group plc	13,576	373,934
ConvaTec Group plc (a)	426,352	1,297,550
Croda International plc	6,958	421,144
DS Smith plc	138,123	492,491
Hiscox Ltd.	15,244	200,722
HSBC Holdings plc	191,705	1,496,776
IMI plc	44,708	948,237
Imperial Brands plc	60,132	1,443,476
Informa plc	118,187	1,160,779
InterContinental Hotels Group plc	17,536	1,661,590
International Consolidated Airlines Group SA *	227,749	425,143
Intertek Group plc	9,861	559,717
J Sainsbury plc	390,345	1,332,701
Johnson Matthey plc	30,295	624,652
Land Securities Group plc, REIT	158,915	1,339,765
Legal & General Group plc	425,674	1,369,156
M&G plc	290,259	820,669
National Grid plc	83,501	1,112,159
NatWest Group plc	314,498	887,557
Next plc	14,069	1,501,957
Pearson plc	81,838	1,003,971
Phoenix Group Holdings plc	4,537	28,967
Reckitt Benckiser Group plc	9,686	700,306
Rightmove plc	201,181	1,423,793
Rolls-Royce Holdings plc *	200,483	761,124
Sage Group plc (The)	97,097	1,445,573
Segro plc, REIT	5,848	64,948
Smith & Nephew plc	41,989	587,216
Smiths Group plc	64,166	1,314,995
SSE plc	59,700	1,271,488
Standard Chartered plc	150,518	1,137,547
Tate & Lyle plc	118,935	939,025
Taylor Wimpey plc	635,789	1,187,013
Tesco plc	400,158	1,450,020
Unilever plc	28,730	1,398,009
UNITE Group plc (The), REIT	67,067	856,837
United Utilities Group plc	102,006	1,373,895
Vodafone Group plc	1,148,548	976,429
Wise plc, Class A *	25,887	264,045
WPP plc	102,783	993,962
		58,527,589
United States — 3.2%
CRH plc	22,325	1,583,771
CSL Ltd.	6,671	1,310,035
Ferguson plc	8,278	1,547,866
GSK plc	78,949	1,561,433
Haleon plc	337,478	1,370,757

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Holcim AG	18,819	1,437,374
Roche Holding AG	3,842	1,093,880
Sanofi SA	6,246	625,509
Schneider Electric SE	3,357	659,483
Sims Ltd.	56,029	524,803
		11,714,911
Total Common Stocks (Cost $360,791,717)		362,609,689
Short-Term Investments — 0.3%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (c) (d)(Cost $255,309)	255,131	255,309
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (c) (d)	159,365	159,429
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)	597,769	597,769
Total Investment of Cash Collateral from Securities Loaned (Cost $757,182)		757,198
Total Short-Term Investments (Cost $1,012,491)		1,012,507
Total Investments — 99.6% (Cost $361,804,208)		363,622,196
Other Assets Less Liabilities — 0.4%		1,352,072
NET ASSETS — 100.0%		364,974,268

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $719,088.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	6.0%
Metals & Mining	5.6
Oil, Gas & Consumable Fuels	5.4
Banks	4.9
Diversified Telecommunication Services	4.0
Electric Utilities	3.9
Consumer Staples Distribution & Retail	3.9
Food Products	3.6
Real Estate Management & Development	3.5
Insurance	3.2
Trading Companies & Distributors	3.1
Semiconductors & Semiconductor Equipment	2.6
Diversified REITs	2.5
Chemicals	2.5
Beverages	2.1
Gas Utilities	1.9
Multi-Utilities	1.8
Health Care Equipment & Supplies	1.7
Wireless Telecommunication Services	1.6
Technology Hardware, Storage & Peripherals	1.6
Industrial Conglomerates	1.6
Tobacco	1.5
Retail REITs	1.4
Automobiles	1.4
Software	1.4
Broadline Retail	1.3
Construction & Engineering	1.3
Specialty Retail	1.3
Health Care Providers & Services	1.2
Media	1.2
Construction Materials	1.2
Capital Markets	1.1
Hotels, Restaurants & Leisure	1.1
Marine Transportation	1.1
Personal Care Products	1.1
Household Durables	1.1
Financial Services	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	12.0
Short-Term Investments	0.3

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	16	03/15/2024	USD	1,786,080	34,906

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$42,262,180	$—	$42,262,180
Austria	1,085,696	636,780	—	1,722,476
Belgium	400,092	471,640	—	871,732
Brazil	—	913,543	—	913,543
Burkina Faso	—	384,802	—	384,802
Cambodia	—	23,218	—	23,218
Chile	—	1,619,039	—	1,619,039
China	—	3,468,143	—	3,468,143
Denmark	—	2,747,844	—	2,747,844
Finland	—	3,035,665	—	3,035,665
France	—	18,125,429	—	18,125,429
Germany	257,747	8,937,831	—	9,195,578
Hong Kong	—	10,522,403	—	10,522,403
Indonesia	—	104,075	—	104,075
Ireland	—	375,890	—	375,890
Italy	—	8,897,757	—	8,897,757
Japan	—	105,949,575	—	105,949,575
Jordan	—	1,202,189	—	1,202,189
Luxembourg	—	437,376	—	437,376
Mexico	—	411,467	—	411,467
Netherlands	—	11,366,624	—	11,366,624
New Zealand	1,053,119	881,330	—	1,934,449
Norway	636,714	3,030,184	—	3,666,898
Poland	—	467,337	—	467,337
Portugal	—	1,365,853	—	1,365,853
Russia	—	—	20,412	20,412
Singapore	—	12,747,580	—	12,747,580
South Africa	—	875,796	—	875,796
South Korea	—	27,389,355	—	27,389,355
Spain	—	7,909,593	—	7,909,593
Sweden	—	7,145,151	—	7,145,151
Switzerland	—	5,207,760	—	5,207,760
United Kingdom	1,764,399	56,763,190	—	58,527,589
United States	—	11,714,911	—	11,714,911
Total Common Stocks	5,197,767	357,391,510	20,412	362,609,689
Short-Term Investments
Investment Companies	255,309	—	—	255,309
Investment of Cash Collateral from Securities Loaned	757,198	—	—	757,198
Total Short-Term Investments	1,012,507	—	—	1,012,507
Total Investments in Securities	$6,210,274	$357,391,510	$20,412	$363,622,196
Appreciation in Other Financial Instruments
Futures Contracts	$34,906	$—	$—	$34,906

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$424,062	$12,182,456	$12,352,425	$1,247	$(31)	$255,309	255,131	$12,135	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	1,259,077	3,000,000	4,100,000	336	16	159,429	159,365	15,608	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	865,085	6,087,633	6,354,949	—	—	597,769	597,769	11,501	—
Total	$2,548,224	$21,270,089	$22,807,374	$1,583	$(15)	$1,012,507		$39,244	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.